Consolidated Statements Of Cash Flows		12 Months Ended
		Dec. 31, 2019 KRW (₩)	Dec. 31, 2019 USD ($)		Dec. 31, 2018 KRW (₩)		Dec. 31, 2018 USD ($)	Dec. 31, 2017 KRW (₩)
Cash flows from operating activities
Net income(loss)		₩ 2,037,596,000,000	$ 1,763,389,000		₩ 2,051,649,000,000	[1]		₩ 1,530,088,000,000	[1]
Adjustments
Income tax expense		685,453,000,000	593,209,000		753,223,000,000			419,418,000,000
Interest income		(10,576,770,000,000)	(9,153,414,000)		(9,684,499,000,000)			(8,550,687,000,000)
Interest expense		4,683,064,000,000	4,052,846,000		4,033,548,000,000			3,330,037,000,000
Dividend income		(107,959,000,000)	(93,431,000)		(90,552,000,000)			(124,992,000,000)
Sub-total		(5,316,212,000,000)	(4,600,790,000)		(4,988,280,000,000)			(4,926,224,000,000)
Additions of expenses not involving cash outflows:
Impairment losses due to credit loss		374,244,000,000	323,881,000		329,574,000,000			785,133,000,000
Loss on valuation of financial instruments at FVTPL	[2]	0	0		0			15,267,000,000
Loss on financial assets at FVTOCI	[2]	1,375,000,000	1,189,000		1,053,000,000			0
Loss on valuation of investments in joint ventures and associates		19,778,000,000	17,117,000		22,772,000,000			185,020,000,000
Loss on disposal of investments in joint ventures and associates		0	0		2,931,000,000			38,713,000,000
Loss on derivatives (designated for hedge)		3,686,000,000	3,190,000		36,483,000,000			109,569,000,000
Loss on fair value hedge		86,214,000,000	74,612,000		17,299,000,000			0
Loss on other provisions		129,682,000,000	112,230,000		28,350,000,000			107,028,000,000
Retirement benefits		165,125,000,000	142,904,000		142,712,000,000			142,902,000,000
Depreciation and amortization		505,718,000,000	437,662,000		272,550,000,000			235,795,000,000
Loss on disposal of premises and equipment, intangible assets and other assets		3,433,000,000	2,970,000		1,160,000,000			9,994,000,000
Impairment loss on premises and equipment, intangible assets and other assets		28,295,000,000	24,487,000		87,000,000			390,000,000
Additions of expenses not involving cash outflows (sub-total)		1,317,550,000,000	1,140,242,000		854,971,000,000			1,629,811,000,000
Deductions of income not involving cash inflows:
Gain on valuation of financial assets at FVTPL (IFRS 9)	[2]	(246,175,000,000)	(213,046,000)		(215,711,000,000)			0
Gain on valuation of financial instruments at FVTPL (IAS 39)		0
Gain on redemption of debentures	[2]	0	0		(1,597,000,000)			0
Gain on securities at FVTOCI	[2]	(12,390,000,000)	(10,723,000)		(3,100,000,000)			0
Gain on AFS financial assets	[2]	0	0		0			(192,708,000,000)
Gain on securities at amortized cost	[2]	0	0		(431,000,000)			0
Gain on valuation of investments in joint ventures and associates		(103,775,000,000)	(89,810,000)		(25,791,000,000)			(83,506,000,000)
Gain on disposal of investments in joint ventures and associates		0	0		(50,511,000,000)			(39,932,000,000)
Gain on derivatives (designated for hedge)		(126,651,000,000)	(109,607,000)		(35,810,000,000)			(122,000,000)
Gain on fair value hedge		(231,000,000)	(200,000)		(42,797,000,000)			(53,532,000,000)
Gain on provisions		(3,302,000,000)	(2,858,000)		(2,014,000,000)			(2,567,000,000)
Gain on disposal of premises and equipment, intangible assets and other assets		(1,632,000,000)	(1,412,000)		(30,278,000,000)			(5,028,000,000)
Reversal of impairment loss on premises and equipment, intangible assets and other assets		(103,000,000)	(89,000)		(761,000,000)			(666,000,000)
Deductions of income not involving cash inflows (sub-total)		(494,259,000,000)	(427,745,000)		(408,801,000,000)			(378,061,000,000)
Changes in operating assets and liabilities:
Financial instruments at FVTPL (IFRS 9)	[2]	(506,772,000,000)	(438,574,000)		670,872,000,000			0
Financial instruments at FVTPL (IAS 39)	[2]	0	0		0			(583,068,000,000)
Loans and other financial assets at amortized cost	[2]	(11,265,714,000,000)	(9,749,644,000)		(15,718,714,000,000)			0
Loans and receivables	[2]	0	0		0			(9,647,563,000,000)
Other assets		86,237,000,000	74,632,000		32,328,000,000			35,953,000,000
Deposits due to customers		15,407,222,000,000	13,333,814,000		13,995,747,000,000			13,634,873,000,000
Provisions		(63,751,000,000)	(55,172,000)		(11,920,000,000)			(122,711,000,000)
Net defined benefit liability		(293,008,000,000)	(253,577,000)		(135,313,000,000)			(46,789,000,000)
Other financial liabilities		(4,719,399,000,000)	(4,084,292,000)		7,411,617,000,000			(7,966,786,000,000)
Other liabilities		30,693,000,000	26,563,000		96,900,000,000			(27,550,000,000)
Changes in operating assets and liabilities (sub-total)		(1,324,492,000,000)	(1,146,250,000)		6,341,517,000,000			(4,723,641,000,000)
Cash received from (paid for) operating activities:
Interest income received		10,478,357,000,000	9,068,245,000		9,617,201,000,000			8,570,715,000,000
Interest expense paid		(4,383,916,000,000)	(3,793,956,000)		(3,847,275,000,000)			(3,404,608,000,000)
Dividends received		107,940,000,000	93,414,000		90,651,000,000			127,343,000,000
Income tax paid		(552,215,000,000)	(477,901,000)		(551,560,000,000)			(404,428,000,000)
Cash received from operating activities		5,650,166,000,000	4,889,802,000		5,309,017,000,000			4,889,022,000,000
Net cash provided by operating activities		1,870,349,000,000	1,618,648,000		9,160,073,000,000			(1,979,005,000,000)
Cash in-flows from investing activities [Abstract]
Disposal of financial assets at FVTPL (IFRS 9)	[2]	11,357,056,000,000	9,828,694,000		11,919,335,000,000			0
Disposal of financial assets at FVTOCI	[2]	14,303,197,000,000	12,378,362,000		9,146,307,000,000			0
Disposal of AFS financial assets		0	0	[2]	0	[2]		24,912,752,000,000	[2]
Redemption of securities at amortized cost	[2]	8,709,947,000,000	7,537,817,000		9,426,757,000,000			0
Redemption of HTM financial assets	[2]	0	0		0			8,587,092,000,000
Disposal of investments in joint ventures and associates		30,098,000,000	26,048,000		51,435,000,000			70,180,000,000
Disposal of subsidiaries		0	0		0			203,000,000
Disposal of investment properties		193,000,000	167,000		3,512,000,000			418,000,000
Disposal of premises and equipment		7,735,000,000	6,694,000		5,545,000,000			7,428,000,000
Disposal of intangible assets		939,000,000	813,000		9,199,000,000			1,188,000,000
Disposal of assets held for distribution (sale)		5,608,000,000	4,853,000		80,347,000,000			24,808,000,000
Cash in-flows from investing activities (sub-total)		34,414,773,000,000	29,783,448,000		30,642,437,000,000			33,604,069,000,000
Cash out-flows from investing activities [Abstract]
Net cash out-flows of business combination		(296,813,000,000)	(256,870,000)		(134,967,000,000)			0
Acquisition of financial assets at FVTPL (IFRS 9)	[2]	(11,823,630,000,000)	(10,232,479,000)		(12,322,160,000,000)			0
Acquisition of financial assets at FVTOCI	[2]	(23,775,062,000,000)	(20,575,562,000)		(13,275,429,000,000)			0
Acquisition of AFS financial assets	[2]	0	0		0			(19,674,346,000,000)
Acquisition of securities at amortized cost	[2]	(6,092,078,000,000)	(5,272,244,000)		(15,622,847,000,000)			0
Acquisition of HTM financial assets	[2]	0	0		0			(11,521,065,000,000)
Acquisition of investments in joint ventures and associates		(389,096,000,000)	(336,734,000)		(48,272,000,000)			(143,161,000,000)
Acquisition of investment properties		(70,346,000,000)	(60,879,000)		(15,195,000,000)			(9,872,000,000)
Acquisition of premises and equipment		(429,547,000,000)	(371,741,000)		(118,668,000,000)			(162,245,000,000)
Acquisition of intangible assets		(126,342,000,000)	(109,340,000)		(176,067,000,000)			(195,929,000,000)
Cash out-flow related to derivatives designated for hedging		0	0		0			(13,742,000,000)
Cash out-flows from investing activities (sub-total)		(43,002,914,000,000)	(37,215,849,000)		(41,713,605,000,000)			(31,720,360,000,000)
Net cash provided by (used in) investing activities		(8,588,141,000,000)	(7,432,401,000)		(11,071,168,000,000)			1,883,709,000,000
Cash in-flows from financing activities [Abstract]
Increase in borrowings		14,467,287,000,000	12,520,370,000		9,606,126,000,000			9,057,999,000,000
Issuance of debentures		25,510,713,000,000	22,077,640,000		21,505,849,000,000			18,438,221,000,000
Issuance of hybrid securities		1,656,014,000,000	1,433,158,000		398,707,000,000			559,565,000,000
capital increase of subsidiaries		0	0		0			35,841,000,000
Retirement of treasury stocks		760,101,000,000	657,811,000		0			0
Cash in-flows from financing activities (sub-total)		42,394,115,000,000	36,688,979,000		31,510,682,000,000			28,091,626,000,000
Cash out-flows from financing activities [Abstract]
Decrease in borrowings		(11,385,530,000,000)	(9,853,336,000)		(8,349,005,000,000)			(12,692,883,000,000)
Redemption of debentures		(23,651,950,000,000)	(20,469,018,000)		(20,903,518,000,000)			(13,620,520,000,000)
Dividends paid		(437,626,000,000)	(378,733,000)		(336,636,000,000)			(336,636,000,000)
Dividends paid on hybrid securities		(161,052,000,000)	(139,379,000)		(147,625,000,000)			(177,730,000,000)
Redemption of hybrid securities		(160,000,000,000)	(138,468,000)		(255,000,000,000)			(1,323,400,000,000)
Dividends paid to non-controlling interest		(2,014,000,000)	(1,743,000)		(2,128,000,000)			(1,554,000,000)
Cash out-flows from hedging activities		(5,520,000,000)	(4,777,000)		0			0
Redemption of lease liabilities		(217,867,000,000)	(188,548,000)		0			0
New stock issue cost		(17,337,000,000)	(15,004,000)		0			0
Acquisition of treasury stocks		(184,164,000,000)	(159,380,000)		0			0
Capital reduction with consideration for non-controlling interest		(50,000,000)	(43,000)		0			0
Cash out-flows from financing activities (sub-total)		(36,223,110,000,000)	(31,348,429,000)		(29,993,912,000,000)			(28,152,723,000,000)
Net cash provided by (used) in financing activities		6,171,005,000,000	5,340,550,000		1,516,770,000,000			(61,097,000,000)
Net decrease in cash and cash equivalents		(546,787,000,000)	(473,203,000)		(394,325,000,000)			(156,393,000,000)
Cash and cash equivalents, beginning of the period		6,747,894,000,000	5,839,804,000		6,908,286,000,000			7,591,324,000,000
Effects of exchange rate changes on cash and cash equivalents		191,459,000,000	165,693,000		233,933,000,000		$ (473,203,000)	(526,645,000,000)
Cash and cash equivalents, end of the period		₩ 6,392,566,000,000	$ 5,532,294,000		₩ 6,747,894,000,000		$ 5,839,804,000	₩ 6,908,286,000,000

[1]	For comparative display, the category information of each customer from the previous term has been reclassified to profit or loss by operating segment according to the organization.
[2]	The consolidated statements of cash flows for the years ended December 31, 2018 and 2019 were prepared in accordance with IFRS 9; however, the comparative consolidated statement of cash flows for the year ended December 31, 2017 was not retrospectively restated to apply IFRS 9.